Share-Based Compensation - Schedule of Assumptions Used in Valuing the Share Options on the Grant Date (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Volatility	15.69%
Risk-free rate	4.12%
Dividend yield	0.00%
Minimum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	0.00%
Maximum [Member]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date [Line Items]
Pre-vesting forfeiture rate	15.92%